INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Investments
	At December 31	At December 31
(in thousands)	2021	2020

Investments:
Equity instruments
Shares	$14,349	$16,657
Warrants	229	293
Uranium	133,114	-
	$147,692	$16,950

Investments-by balance sheet presentation:
Current	$14,437	$16,657
Long-term	133,255	293
	$147,692	$16,950

Investments continuity summary
(in thousands)	Equity Instruments	Physical Uranium	Total

Balance-January 1, 2020	$12,104	$-	$12,104
Proceeds from property disposal	270	-	270
Purchase of investments	7	-	7
Sale of investments	(477)	-	(477)
Fair value gain to profit and loss (note 21)	5,046	-	5,046
Balance-December 31, 2020	$16,950	$-	$16,950
Purchase of investments	-	91,674	91,674
Sale of investments	(12,826)	-	(12,826)
Fair value gain to profit and loss (note 21)	10,454	41,440	51,894
Balance-December 31, 2021	$14,578	$133,114	$147,692